Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	T. Rowe Price Institutional International Funds, Inc.
Prospectus Date	rr_ProspectusDate	Mar. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Institutional Frontier Markets Equity Fund

Supplement to Prospectus Dated March 1, 2019

On page 2, the second paragraph and list of countries under the heading “Principal Investment Strategies” is replaced with the following:

Frontier markets are those markets which are not as developed as emerging markets. The fund considers a country to be a frontier market if it is included in the MSCI Frontier Emerging Markets Index or if it is not included in the MSCI All Country World Index, which contains all of the countries that MSCI Inc. has classified as either a developed market or emerging market. The countries that are considered frontier markets may change over time based on how they are classified by MSCI Inc. The fund expects to typically seek investments in the frontier markets listed below (other countries may be added or listed countries may be removed):

· Africa and Middle East: Bahrain, Botswana, Egypt, Ghana, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Oman, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe.

· Asia: Bangladesh, Cambodia, Pakistan, Philippines, Sri Lanka, and Vietnam.

· Europe: Bosnia, Bulgaria, Croatia, Estonia, Georgia, Kazakhstan, Latvia, Lithuania, Romania, Serbia, Slovenia, and Ukraine.

· Latin America: Argentina, Colombia, Jamaica, Panama, Peru, and Trinidad & Tobago.

T. Rowe Price Institutional Frontier Markets Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
T. Rowe Price Institutional Frontier Markets Equity Fund

Supplement to Prospectus Dated March 1, 2019

On page 2, the second paragraph and list of countries under the heading “Principal Investment Strategies” is replaced with the following:

Frontier markets are those markets which are not as developed as emerging markets. The fund considers a country to be a frontier market if it is included in the MSCI Frontier Emerging Markets Index or if it is not included in the MSCI All Country World Index, which contains all of the countries that MSCI Inc. has classified as either a developed market or emerging market. The countries that are considered frontier markets may change over time based on how they are classified by MSCI Inc. The fund expects to typically seek investments in the frontier markets listed below (other countries may be added or listed countries may be removed):

· Africa and Middle East: Bahrain, Botswana, Egypt, Ghana, Jordan, Kenya, Kuwait, Lebanon, Mauritius, Morocco, Mozambique, Namibia, Nigeria, Oman, Tanzania, Tunisia, Uganda, Zambia, and Zimbabwe.

· Asia: Bangladesh, Cambodia, Pakistan, Philippines, Sri Lanka, and Vietnam.

· Europe: Bosnia, Bulgaria, Croatia, Estonia, Georgia, Kazakhstan, Latvia, Lithuania, Romania, Serbia, Slovenia, and Ukraine.

· Latin America: Argentina, Colombia, Jamaica, Panama, Peru, and Trinidad & Tobago.